Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ (10,315,204)	$ (1,461,116)	$ 783,438
Depreciation of property and equipment	147,976	5,369	4,679
Amortization of operating lease right-of-use assets	101,382	58,008	39,893
Provision for allowance for expected credit losses	1,980	35,354	6,333
Share-based compensation	7,928,000
Impairment losses	137,593
Changes in assets and liabilities:
Accounts receivable, net	463,580	142,273	(447,366)
Contract assets, net	239,486	(376,843)	(159,114)
Contract cost	(136,012)
Prepayments	221,615	(911,275)	(4,384)
Deposits and other current assets, net	(32,728)	(66,743)	1,461
Accounts payable	158,025	(19,856)	303,068
Contract liabilities	35,058	(16,040)	(8,582)
Accrued liabilities and other payables	169,433	(67,982)	173,103
Operating lease liabilities	(100,741)	(50,790)	(39,893)
Receipts in advance	23,591
Income tax payable		(243,765)	103,835
Prepaid income tax	110,418	(110,570)
Deferred tax assets, net	(11,846)	(174,620)
Net cash (used in) provided by operating activities	(858,394)	(3,258,596)	756,471
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(205,054)	(7,227)	(8,225)
Investment	(2,500,000)
Short term loan to third party	(384,430)	(128,320)
Short term loans to related parties	(897,000)	(821,250)
Repayment of short-term loans from third parties	256,286
Repayment of short-term loans from related parties	1,153,287	821,250
Net cash used in investing activities	(2,576,911)	(135,547)	(8,225)
NET CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issue of shares		6,048,042
Proceeds from bank loan		1,156,827
Repayment of bank loan	(103,786)	(92,261)
Capital injection by shareholders			4,000
Repayment to shareholders		(4,855)	(250,392)
Deferred initial public offering costs		480,358	(478,423)
Net cash (used in) provided by financing activities	(103,786)	7,588,111	(724,815)
Net (decrease) increase in cash and cash equivalents	(3,539,091)	4,193,968	23,431
Effect of foreign currency translation on cash and cash equivalents	(17,008)	8,951	956
Cash and cash equivalents, beginning of year	4,520,241	317,322	292,935
Cash and cash equivalents, end of year	964,142	4,520,241	317,322
Supplementary cash flow information:
Income taxes paid	31,215	354,335	25,096
Income taxes refund	124,861
Interest paid	29,391	34,266
Interest received	23,787	11,036	110
Interest received – related parties	23,090	12,313
Supplemental non-cash information:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 40,127	$ 194,214	$ 82,066